Advances for Vessels under Construction and Acquisitions	12 Months Ended
Dec. 31, 2012
Advances For Vessels Under Construction And Acquisitions [Abstract]
Advances for Vessels under Construction and Acquisitions
8.	Advances for Vessels under Construction and Acquisitions:

The Company accepted delivery of the following vessels during the years ended December 31, 2011 and 2012:

Shipyard	Vessel Hull DN	Vessel Name	DWT	Date of Delivery	Contract Construction Price	Engineering Costs	Construction Cost
Fujian	DN-3800-14	ANAFI	4,584	04/06/2011	$9,590	$1,150	$10,740
	DN-3800-15	SIKINOS	4,595	08/11/2011	$9,590	$1,150	$10,740
Quingdao	QHS -226	TILOS	6,263	03/28/2011	$10,600	$1,600	$12,200
	QHS -227	HALKI	6,256	07/28/2011	$10,600	$1,600	$12,200
	QHS -228	SYMI	6,256	04/11/2012	$10,600	$1,600	$12,200
Erlenbacher	NB- 1166	MONTANA	4,319	05/26/2011	$4,084	$0	$4,084

The amounts shown in the accompanying consolidated balance sheets include milestone payments relating to the shipbuilding and engineering contracts and any material related expenses incurred during the construction periods capitalized in accordance with the accounting policy discussed in Note 2.

Interest on the advances paid by the Company in respect of these contracts is computed at the weighted average borrowing cost of the Company, for the duration of the construction period, and capitalized on advances for vessels under construction on the accompanying balance sheets.  Total interest capitalized for the years ended December 31, 2010, 2011 and 2012 was $901, $274 and $58 respectively.

During the years ended December 31, 2011 and 2012, the movement of the account, advances for vessels under construction and acquisitions, was as follows:

	Year Ended December 31,
	2011	2012
Balance at beginning of year	77,858	11,553
Advances for vessels under construction and related costs	20,078	2,302
Advances for second hand vessel acquisitions	453	-
Vessels delivered	(86,836)	(13,855)
Balance at end of year	11,553	-